ACCRUED LIABILITIES (Details) (RUB) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED LIABILITIES
Accruals for services	10,870	9,911
Accrued payroll and vacation	7,670	7,247
Accruals for taxes	6,703	8,355
Interest payable on debt	1,830	1,792
Accruals for payments to social funds	547	369
Total accrued liabilities	27,620	27,674